Investments in subsidiaries	12 Months Ended
Sep. 30, 2023
Business Combinations 1 [Abstract]
Investments in subsidiaries	Investments in subsidiaries
a)     Acquisitions and disposals
There were no significant acquisitions or disposals for the year ended September 30, 2023.
b)     Subsequent event
On October 10, 2023, the Company acquired all of the outstanding units of Momentum Industries Holdings, LLC. (Momentum), for a purchase price of $50,492,000. Momentum is an IT and business consulting firm specializing in digital transformation, data and analytics and managed services, based in the U.S. and headquartered in Miami, Florida. The acquisition will be reported under the U.S. Commercial and State Government operating segment. The purchase price is mainly allocated to goodwill, representing the future economic value associated with acquired workforce and synergies with the Company’s operations, as well as customer relationships. The purchase price allocation is preliminary and is expected to be completed as soon as management will have gathered all the significant information available and considered necessary in order to finalize this allocation.
This acquisition was made to further expand CGI’s footprint in the region and to complement CGI's proximity model.
c)     Business acquisitions realized in the prior fiscal year
The Company made the following acquisitions during the year ended September 30, 2022:
–On October 1, 2021, the Company acquired all of the outstanding shares of Array Holding Company, Inc. (Array), for a purchase price of $60,337,000. Based in the United States, Array is a digital services provider that optimizes mission performance for the U.S. Department of Defense and other government organizations and is headquartered in Greenbelt, Maryland.
–On October 28, 2021, the Company acquired all of the outstanding shares of Cognicase Management Consulting (CMC), for a purchase price of $90,900,000. Based in Spain, CMC is a provider of technology and management consulting services and solutions, headquartered in Madrid.
–On February 28, 2022, the Company acquired all of the outstanding shares of Unico Computer Systems Pty Ltd (Unico), for a purchase price of $39,814,000. Based in Australia, Unico is a technology consultancy and systems integrator, headquartered in Melbourne.
–On May 25, 2022, the Company acquired all of the outstanding shares of Harwell Management (Harwell), for a purchase price of $47,309,000. Based in France, Harwell is a management consulting firm specializing in the financial services industry, headquartered in Paris.
–On May 31, 2022, the Company acquired control of Umanis SA (Umanis) through the acquisition of 72.4% of its outstanding shares (excluding treasury shares), for a purchase price of $303,896,000, and filed with the French financial markets authority (Autorité des Marchés Financiers) the draft mandatory tender offer to purchase all remaining outstanding shares.

By July 18, 2022, the Company acquired an aggregate total interest of more than 90.0% of the outstanding shares (excluding treasury shares) and launched a statutory squeeze-out process through which the remaining shares were acquired on July 29, 2022, for a total cash consideration of $116,362,000. Based in France, Umanis is a digital company specializing in data, digital and business solutions, headquartered in Paris.

These acquisitions were made to further expand CGI’s footprint in their respective regions and to complement CGI's proximity model.
27.    Investments in subsidiaries (continued)
c)     Business acquisitions realized in prior fiscal year (continued)
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed as at September 30, 2022:

	CMC	Umanis	Others	Total
	$	$	$	$
Current assets	46,900	106,102	18,267	171,269
PP&E (Note 6)	1,556	5,179	1,429	8,164
Right-of-use assets (Note 7)	3,353	12,855	5,906	22,114
Contract costs	979	—	—	979
Intangible assets[1] (Note 9)	20,657	62,337	27,653	110,647
Other long-term assets	2,336	16,362	—	18,698
Goodwill[2]	93,638	391,026	146,184	630,848
Current liabilities	(41,055)	(96,141)	(26,904)	(164,100)
Long-term debt	(37,937)	(77,973)	(46,730)	(162,640)
Lease liabilities	(3,920)	(12,919)	(6,342)	(23,181)
Deferred tax liabilities	(2,706)	(12,688)	(560)	(15,954)
Retirement benefits obligations (Note 17)	—	(9,743)	(449)	(10,192)
	83,801	384,397	118,454	586,652
Cash acquired	7,099	35,861	29,006	71,966
Net assets acquired	90,900	420,258	147,460	658,618

Consideration paid	79,291	420,258	139,643	639,192
Consideration payable	11,609	—	7,817	19,426
[1] Intangible assets are mainly composed of client relationships.
[2] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. The goodwill is not deductible for tax purposes.
During the year ended September 30, 2023, the Company finalized the fair value assessment of assets acquired and liabilities assumed for Umanis with adjustments resulting in an increase in goodwill of $19,060,000 mainly due to a decrease in intangible assets and accounts receivable.
During the year ended September 30, 2023, the Company finalized the fair value assessment of assets acquired and liabilities assumed for Unico and Harwell with no significant adjustments.
During the year ended September 30, 2023, the Company paid $13,039,000 related to acquisitions realized in prior fiscal years.
d)     Acquisition-related and integration costs
During the year ended September 30, 2023, the Company incurred $53,401,000 of integration costs, which mainly include costs of rationalizing the redundancy of employment of $23,226,000, accounted for in severance provisions (Note 13), and costs of vacating leased premises of $10,774,000.
During the year ended September 30, 2022, the Company incurred $27,654,000, of acquisition-related and integration costs. This amount included acquisition-related costs of $3,094,000, and integration costs of $24,560,000. The acquisition-related costs consisted mainly of professional fees incurred for the acquisitions. The integration costs mainly included costs of rationalizing the redundancy of employment of $10,948,000, accounted for in severance provisions (Note 13), and costs of vacating leased premises of $3,496,000.